Income Tax - Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Total	$ 1,037,533	$ 772,375
Federal | Prior to 2018
Operating Loss Carryforwards [Line Items]
Total	237,850	237,850
Federal | Post December 31, 2017
Operating Loss Carryforwards [Line Items]
Total	361,815	216,724
State
Operating Loss Carryforwards [Line Items]
Total	$ 437,868	$ 317,801